Note 5 - Details of Selected Balance Sheet Accounts (Details) - Accounts Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, net:
Accounts Receivable	$ 164,296	$ 181,501
Allowance for doubtful accounts	(4,043)	(3,656)
Total accounts receivable, net	160,253	177,845
Trade Accounts Receivable [Member]
Accounts receivable, net:
Accounts Receivable	124,198	128,781
Unbilled Revenue [Member]
Accounts receivable, net:
Accounts Receivable	38,487	47,004
Other Receivable [Member]
Accounts receivable, net:
Accounts Receivable	$ 1,611	$ 5,716